Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Health Care ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.39%	20.41%	40.75%	29.80%	8.22%	(4.50%)	23.40%	(0.32%)	25.34%	18.91%